AST AB GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 91.1%
Asset-Backed Securities — 2.6%
Cayman Islands — 1.7%
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.995%(c)	04/26/31	1,250	$ 1,205,937
Greywolf CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
1.875%(c)	04/26/31	1,380	1,343,414
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.412%(c)	10/19/28	4,830	4,797,988
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.295%(c)	04/15/31	4,210	4,130,041
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
1.343%(c)	01/17/31	1,771	1,747,013
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.415%(c)	01/15/31	2,107	2,085,886
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.703%(c)	11/20/30	1,500	1,453,208
			16,763,487
United States — 0.9%
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	707,962
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	3,225	3,324,345
Invitation Homes Trust,
Series 2018-SFR04, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 2.000%)
2.101%(c)	01/17/38	2,057	2,052,093
SoFi Consumer Loan Program LLC,
Series 2017-01, Class B, 144A
4.730%(cc)	01/26/26	2,521	2,547,670
Series 2017-02, Class A, 144A
3.280%	02/25/26	64	64,158
Series 2018-01, Class B, 144A
3.650%	02/25/27	825	848,022
			9,544,250

Total Asset-Backed Securities (cost $26,447,925)			26,307,737
Commercial Mortgage-Backed Securities — 1.8%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	1,160	1,196,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.152%(c)	06/15/35	1,765	$ 1,684,261
BFLD Trust,
Series 2019-DPLO, Class D, 144A, 1 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)
1.992%(c)	10/15/34	609	556,735
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.402%(c)	07/15/35	2,010	1,927,442
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
1.675%(c)	08/15/36	1,110	1,035,723
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
1.240%(c)	09/15/37	1,615	1,470,467
Commercial Mortgage Trust,
Series 2013-CR06, Class D, 144A
4.227%(cc)	03/10/46	1,120	919,106
Series 2013-CR10, Class D, 144A
4.949%(cc)	08/10/46	1,185	1,118,418
Series 2013-LC06, Class D, 144A
4.462%(cc)	01/10/46	2,330	1,761,931
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.186%(c)	12/19/30	2,704	2,623,300
GS Mortgage Securities Corp. Trust,
Series 2019-SMP, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.102%(c)	08/15/32	760	679,420
GS Mortgage Securities Trust,
Series 2012-GC06, Class D, 144A
5.839%(cc)	01/10/45	309	243,823
Series 2013-G01, Class A1, 144A
2.059%	04/10/31	167	167,829
Series 2014-GC22, Class D, 144A
4.848%(cc)	06/10/47	350	257,504
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class E, 144A
5.303%(cc)	06/15/45	669	425,781
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735% (Cap N/A, Floor 1.733%)
1.887%(c)	11/15/26	1,450	813,247
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.470% (Cap N/A, Floor 1.220%)
1.622%(c)	11/15/27	1,085	776,032
A1

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47		652	$ 543,444

Total Commercial Mortgage-Backed Securities (cost $20,477,341)				18,200,679
Corporate Bonds — 31.7%
Australia — 1.0%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	889	1,119,250
Sub. Notes, 144A
4.400%	05/19/26		600	676,547
Sub. Notes, EMTN
1.125%(ff)	11/21/29	EUR	1,275	1,493,877
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	1,654	1,965,709
3.000%	05/03/22	EUR	509	629,644
Sub. Notes, 144A
4.500%	12/09/25		207	234,328
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
3.125%	03/26/26	GBP	2,485	3,383,438
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27		700	763,728
				10,266,521
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.550%	01/23/49		1,795	2,414,043
Brazil — 0.5%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/31/30		1,380	1,288,066
BRF GmbH,
Gtd. Notes
4.350%	09/29/26		772	799,650
BRF SA,
Sr. Unsec’d. Notes
4.875%	01/24/30		775	795,880
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30(a)		455	448,028
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42(d)		1,850	103,079
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24(a)		908	951,519
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Brazil (cont’d.)
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31(a)		391	$ 391,755
				4,777,977
Canada — 0.8%
Canadian Imperial Bank of Commerce,
Covered Bonds
—%(p)	07/25/22	EUR	3,427	4,053,229
Husky Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29(a)		2,585	2,709,126
Leisureworld Senior Care LP,
Sr. Sec’d. Notes, Series B
3.474%	02/03/21	CAD	1,389	1,053,378
				7,815,733
Chile — 0.5%
Colbun SA,
Sr. Unsec’d. Notes, 144A
3.150%	03/06/30		200	214,828
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.750%	01/15/31		1,175	1,307,327
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31		200	222,524
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
3.650%	05/07/30		200	220,859
Empresa Electrica Cochrane SpA,
Sr. Sec’d. Notes
5.500%	05/14/27		661	677,750
Inversiones CMPC SA,
Gtd. Notes, 144A
3.850%	01/13/30		1,766	1,925,338
				4,568,626
China — 0.5%
Baidu, Inc.,
Sr. Unsec’d. Notes
3.075%	04/07/25		327	346,513
Prosus NV,
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)		2,639	2,838,916
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes, 144A
2.150%	05/13/25		1,693	1,749,459
				4,934,888
Denmark — 0.3%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		1,353	1,439,778
5.375%	01/12/24		1,570	1,767,411
				3,207,189

A2

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Finland — 0.1%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23		1,093	$ 1,179,570
France — 1.8%
BNP Paribas SA,
Sub. Notes, 144A, MTN
4.375%	09/28/25		3,952	4,406,016
4.375%	05/12/26		1,205	1,351,542
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24(a)		852	953,577
Sub. Notes, 144A, MTN
4.500%	03/15/25		460	509,249
4.625%	07/11/24		295	324,810
5.700%	10/22/23(a)		567	635,537
BPCE SFH SA,
Covered Bonds, EMTN
2.375%	11/29/23	EUR	1,500	1,918,037
CNP Assurances,
Sub. Notes
4.500%(ff)	06/10/47	EUR	1,800	2,468,726
Credit Agricole Assurances SA,
Sub. Notes
4.250%(ff)	—(rr)	EUR	800	1,017,687
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
4.125%	01/10/27(a)		623	711,098
Loxam SAS,
Sr. Sec’d. Notes
4.250%	04/15/24	EUR	279	318,898
Rexel SA,
Sr. Unsec’d. Notes
2.125%	06/15/25	EUR	572	654,064
Societe Generale SA,
Jr. Sub. Notes
7.375%(ff)	—(rr)		866	888,719
Sub. Notes, 144A
4.250%	04/14/25		266	283,635
4.250%	08/19/26		200	215,426
SPCM SA,
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	945	1,108,027
				17,765,048
Germany — 0.9%
BMW US Capital LLC,
Gtd. Notes, 144A
3.900%	04/09/25		1,277	1,426,831
Cheplapharm Arzneimittel GmbH,
Sr. Sec’d. Notes, 144A
3.500%	02/11/27	EUR	211	238,728
Deutsche Bank AG,
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25		150	159,364
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	261	$ 303,718
Vertical Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	1,695	2,022,081
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	1,900	2,271,261
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	761	950,850
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes, 144A
2.875%	12/15/27	EUR	1,192	1,373,103
2.875%	12/15/27	EUR	258	296,893
				9,042,829
India — 0.3%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27		1,868	1,861,651
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		1,135	1,176,060
				3,037,711
Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/25		476	521,655
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN
3.100%	08/27/30(a)		1,600	1,658,311
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		1,011	1,096,669
				3,276,635
Ireland — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/23/23		270	270,023
3.500%	01/15/25		310	302,109
4.125%	07/03/23		270	275,160
4.450%	04/03/26		163	162,057
4.500%	09/15/23		339	349,197
6.500%	07/15/25		187	201,597
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23		2,739	2,957,286
Smurfit Kappa Acquisitions ULC,
Gtd. Notes
2.875%	01/15/26	EUR	1,020	1,274,277
				5,791,706

A3

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Israel — 0.1%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		577	$ 595,894
Italy — 1.3%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	1,095	1,510,233
Enel Finance International NV,
Gtd. Notes, 144A
2.650%	09/10/24		2,328	2,468,002
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29(a)		1,483	1,667,501
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		2,475	2,543,215
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)		1,042	1,099,337
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		2,940	2,911,591
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/12/22(a)		1,073	1,111,334
				13,311,213
Japan — 0.7%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31		2,520	2,497,107
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27		1,979	1,985,018
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
0.750%	07/09/27	EUR	1,788	2,133,218
				6,615,343
Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26		1,064	1,127,395
Luxembourg — 0.1%
SIG Combibloc PurchaseCo Sarl,
Sr. Unsec’d. Notes, 144A
1.875%	06/18/23	EUR	696	832,323
Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
5.950%	01/28/31		260	216,691
6.840%	01/23/30		325	289,986
7.690%	01/23/50		1,405	1,164,080
				1,670,757
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands — 1.5%
ABN AMRO Bank NV,
Sub. Notes
4.750%	07/28/25		359	$ 405,310
ASR Nederland NV,
Sub. Notes
3.375%(ff)	05/02/49	EUR	685	858,100
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		1,838	2,073,247
Jr. Sub. Notes
3.250%(ff)	—(rr)	EUR	1,800	1,991,629
ING Groep NV,
Jr. Sub. Notes
6.500%(ff)	—(rr)		203	215,036
Sr. Unsec’d. Notes, EMTN
3.000%	02/18/26	GBP	1,900	2,673,186
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	1,690	2,020,835
Lincoln Financing SARL,
Sr. Sec’d. Notes
3.625%	04/01/24	EUR	1,004	1,130,814
Sr. Sec’d. Notes, 144A
3.625%	04/01/24	EUR	406	457,282
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		50	66,780
OCI NV,
Sr. Sec’d. Notes
5.000%	04/15/23	EUR	1,400	1,682,466
Sr. Sec’d. Notes, 144A
3.625%	10/15/25	EUR	549	643,675
Q-Park Holding I BV,
Sr. Sec’d. Notes, 144A
2.000%	03/01/27	EUR	199	209,127
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		306	316,793
				14,744,280
Norway — 0.3%
DNB Bank ASA,
Jr. Sub. Notes
6.500%(ff)	—(rr)		3,330	3,455,745
Panama — 0.0%
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A
4.375%	05/31/30(a)		436	447,799
Saudi Arabia — 0.3%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23		1,486	1,598,089
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24		1,280	1,343,173

A4

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Saudi Arabia (cont’d.)
3.500%	04/16/29		311	$ 342,078
				3,283,340
South Africa — 0.3%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22		200	209,352
4.875%	05/14/25		200	227,182
5.375%	04/01/25		2,035	2,340,399
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24		546	594,412
				3,371,345
Spain — 1.1%
Arena Luxembourg Finance Sarl,
Sr. Sec’d. Notes, 144A
1.875%	02/01/28	EUR	1,367	1,433,867
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	600	692,039
Jr. Sub. Notes, Series 9
6.500%(ff)	—(rr)		1,600	1,593,633
Banco Santander SA,
Jr. Sub. Notes
6.750%(ff)	—(rr)	EUR	1,600	1,956,770
Sub. Notes
5.179%	11/19/25		2,600	2,951,569
Grifols SA,
Sr. Sec’d. Notes, 144A
1.625%	02/15/25	EUR	1,370	1,586,431
Naturgy Finance BV,
Gtd. Notes
4.125%(ff)	—(rr)	EUR	700	850,466
				11,064,775
Supranational Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes, MTN
4.750%	08/07/24	AUD	2,591	2,160,805
Sweden — 0.2%
Swedbank AB,
Jr. Sub. Notes
6.000%(ff)	—(rr)		1,600	1,648,124
Switzerland — 1.0%
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	—(rr)		1,696	1,818,660
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		2,325	2,398,382
Dufry One BV,
Gtd. Notes
2.500%	10/15/24	EUR	496	504,198
UBS AG,
Covered Bonds, 144A
4.000%	04/08/22	EUR	1,619	2,026,455
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland (cont’d.)
Sub. Notes
7.625%	08/17/22		1,470	$ 1,637,745
UBS Group AG,
Jr. Sub. Notes
5.750%(ff)	—(rr)	EUR	837	1,021,821
7.125%(ff)	—(rr)		914	938,715
				10,345,976
Tanzania — 0.0%
AngloGold Ashanti Holdings PLC,
Gtd. Notes
3.750%	10/01/30		328	334,708
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21	EUR	729	846,991
United Arab Emirates — 0.2%
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30		499	514,868
3.875%	07/18/29		424	443,896
4.848%	09/26/28		1,300	1,444,154
				2,402,918
United Kingdom — 2.1%
BAT Capital Corp.,
Gtd. Notes
4.906%	04/02/30		500	587,782
BAT Netherlands Finance BV,
Gtd. Notes, EMTN
3.125%	04/07/28	EUR	2,375	3,190,629
BG Energy Capital PLC,
Gtd. Notes, EMTN
5.125%	12/01/25	GBP	505	805,463
BP Capital Markets PLC,
Gtd. Notes
3.250%(ff)	—(rr)	EUR	1,033	1,246,593
Gtd. Notes, EMTN
1.573%	02/16/27	EUR	440	553,061
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30(a)		955	1,529,182
CNH Industrial Finance Europe SA,
Gtd. Notes, EMTN
1.750%	09/12/25	EUR	166	201,966
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
6.750%	12/03/28	GBP	883	1,405,080
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(ff)	—(rr)		407	424,919
Sub. Notes
4.250%	03/14/24		700	750,654
Lloyds Banking Group PLC,
Sub. Notes
4.500%	11/04/24		567	616,990

A5

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26		1,839	$ 1,993,748
Natwest Group PLC,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320% (Cap N/A, Floor 0.000%)
2.540%(c)	—(rr)		900	860,203
Rolls-Royce PLC,
Gtd. Notes, EMTN
0.875%	05/09/24	EUR	1,910	1,944,784
Santander UK Group Holdings PLC,
Sub. Notes, 144A, MTN
4.750%	09/15/25		2,506	2,745,670
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
1.778%(c)	—(rr)		1,900	1,598,778
Sub. Notes, 144A
3.950%	01/11/23		243	252,210
5.200%	01/26/24		340	368,802
				21,076,514
United States — 14.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.625%	11/15/28	EUR	108	147,654
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		1,592	2,378,742
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23		77	80,136
Sr. Unsec’d. Notes, MTN
4.250%	02/01/24		314	326,138
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.400%	09/25/23		132	130,610
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25		233	227,935
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23(a)		743	751,981
4.625%	01/15/27		536	548,263
Alleghany Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/30(a)		1,902	2,139,450
Altria Group, Inc.,
Gtd. Notes
1.700%	06/15/25	EUR	546	673,987
3.125%	06/15/31	EUR	1,268	1,699,450
4.800%	02/14/29		410	484,920
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		1,135	1,479,507
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24(a)		426	467,952
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	—(rr)	EUR	700	$ 794,408
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	850	1,056,406
2.350%	09/05/29	EUR	521	686,501
4.350%	03/01/29		192	225,534
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53		1,955	1,889,318
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30(a)		564	664,640
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22		52	51,622
3.500%	11/01/27		86	76,665
3.875%	05/01/23		250	247,315
4.125%	08/01/25		5	4,789
4.375%	01/30/24		273	271,426
4.875%	10/01/25		123	120,924
5.500%	12/15/24		767	790,006
Bank of America Corp.,
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR	1,960	2,484,983
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series G
4.700%(ff)	—(rr)		280	297,096
Baxter International, Inc.,
Sr. Unsec’d. Notes, EMTN
0.400%	05/15/24	EUR	2,466	2,937,092
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29(a)		1,460	1,588,962
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		1,050	1,162,851
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28(a)		2,018	2,255,467
Capital One Financial Corp.,
Sr. Unsec’d. Notes
0.800%	06/12/24	EUR	177	207,854
1.650%	06/12/29	EUR	2,765	3,317,569
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23		253	283,465
Carnival PLC,
Gtd. Notes
1.000%	10/28/29	EUR	1,411	1,042,903
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
2.375%	03/01/28	EUR	667	752,014
Centene Corp.,
Sr. Unsec’d. Notes
4.625%	12/15/29		441	475,322

A6

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G
5.375%(ff)	—(rr)		1,281	$ 1,384,947
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50		190	217,333
5.125%	07/01/49		1,071	1,240,887
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes
4.930%	12/30/25^		4,200	4,774,825
Chubb INA Holdings, Inc.,
Gtd. Notes
0.300%	12/15/24	EUR	837	985,277
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	—(rr)		1,334	1,301,475
Sr. Unsec’d. Notes, EMTN
1.500%(ff)	07/24/26	EUR	2,265	2,790,234
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
4.375%	05/15/26	EUR	294	345,808
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	626	736,708
Comcast Corp.,
Gtd. Notes
0.750%	02/20/32	EUR	1,721	2,027,650
2.450%	08/15/52		463	431,807
2.800%	01/15/51		560	561,904
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		710	728,220
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27	EUR	596	693,939
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		147	152,861
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		245	288,143
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25(a)		999	1,098,454
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	1,306	1,520,998
DH Europe Finance Sarl,
Gtd. Notes
2.500%	07/08/25	EUR	100	129,852
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	1,920	2,473,780
Discover Financial Services,
Jr. Sub. Notes, Series D
6.125%(ff)	—(rr)		1,397	1,475,584
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Dover Corp.,
Sr. Unsec’d. Notes
0.750%	11/04/27	EUR	819	$ 968,271
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27		378	390,656
5.250%	04/15/29		925	994,778
5.500%	06/01/27(a)		2,616	2,878,799
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	02/01/26	EUR	774	923,718
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		109	120,024
7.000%	05/01/25		364	392,379
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.625%	12/03/25	EUR	197	235,308
1.000%	12/03/28	EUR	196	235,633
1.500%	05/21/27	EUR	1,726	2,153,731
Fifth Third Bancorp,
Jr. Sub. Notes, Series L
4.500%(ff)	—(rr)		467	470,441
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27	EUR	886	1,078,396
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23(a)		1,289	1,405,188
GE Capital Funding LLC,
Gtd. Notes, 144A
4.050%	05/15/27(a)		271	291,567
4.400%	05/15/30		1,498	1,610,317
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25	EUR	1,402	1,635,601
3.450%	05/01/27		671	709,105
General Motors Co.,
Sr. Unsec’d. Notes
6.125%	10/01/25		173	200,904
6.800%	10/01/27		243	295,433
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, EMTN
2.200%	04/01/24	EUR	1,530	1,843,291
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50		2,530	2,489,722
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)		105	111,135
Sr. Unsec’d. Notes, EMTN
1.250%	05/01/25	EUR	1,365	1,650,428
Harley-Davidson Financial Services, Inc.,
Gtd. Notes
0.900%	11/19/24	EUR	1,414	1,646,525
3.875%	05/19/23	EUR	395	498,091

A7

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Gtd. Notes, 144A
3.350%	06/08/25(a)		1,103	$ 1,152,401
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
1.800%	09/25/26	EUR	100	122,820
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25(a)		361	384,660
Kraft Heinz Foods Co.,
Gtd. Notes
2.250%	05/25/28	EUR	1,172	1,393,295
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		84	86,923
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,026	1,039,569
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		350	357,005
3.800%	09/15/27		1,444	1,518,253
4.250%	05/15/29		309	331,673
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30		1,513	1,770,282
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24(a)		537	541,931
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.898%(c)	03/08/21		292	290,809
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		937	1,043,525
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.729%	10/15/70		154	158,453
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	459	542,776
0.375%	03/07/23	EUR	781	925,240
0.375%	10/15/28	EUR	1,083	1,275,277
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25(a)		673	686,600
Morgan Stanley,
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)
4.085%(c)	—(rr)		430	417,766
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR	1,040	1,291,326
1.750%	03/11/24	EUR	1,202	1,485,598
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		552	930,272
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		1,465	$ 1,487,456
Nordic Aviation Capital A/S,
Senior Note (original cost $1,533,415; purchased 02/06/20-08/27/20)(f)
5.040%	02/27/24^		1,533	1,157,728
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		2,226	2,350,918
6.350%	01/15/31		780	905,905
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50		1,570	1,753,922
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)		189	182,730
3.600%	11/01/24		646	665,249
4.500%	12/15/26(a)		331	353,076
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
2.950%	06/15/30(a)		1,995	2,082,017
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27		250	294,664
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/28	EUR	497	561,294
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.250%	05/04/25(a)		2,238	2,465,087
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,370	1,414,724
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		2,530	2,742,085
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48(a)		945	1,148,403
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		650	654,886
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27		614	660,079
4.375%	03/19/24		306	331,533
4.500%	07/23/25		496	547,466
Tenneco, Inc.,
Sr. Sec’d. Notes
5.000%	07/15/24	EUR	820	890,239
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		167	169,747

A8

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)		1,238	$ 1,292,983
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	—(rr)		890	959,826
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		378	473,222
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.375%	02/15/28(a)		686	752,062
3.700%	06/01/28		316	350,139
4.200%	05/19/32		45	51,431
4.950%	01/15/31(a)		1,284	1,539,750
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		1,513	1,561,971
Wells Fargo & Co.,
Sr. Unsec’d. Notes
0.625%	08/14/30	EUR	3,490	3,934,865
Sr. Unsec’d. Notes, EMTN
1.338%(ff)	05/04/25	EUR	525	632,459
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25		121	127,703
4.400%	03/15/24		699	759,593
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	1,405	1,666,297
2.125%	04/15/27	EUR	1,294	1,609,493
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22		73	72,536
				142,161,976

Total Corporate Bonds (cost $308,894,587)				319,576,697
Residential Mortgage-Backed Securities — 4.4%
Bermuda — 1.4%
Bellemeade Re Ltd.,
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	08/25/28		93	92,826
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.898%(c)	03/25/29		1,851	1,848,950
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.148%(c)	04/25/29		1,238	1,222,025
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.748%(c)	07/25/29		1,354	1,323,867
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.098%(c)	07/25/29		1,585	1,506,613
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bermuda (cont’d.)
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.675%(c)	10/25/29	512	$ 463,637
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	08/26/30	2,144	2,159,803
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.875%(c)	11/25/28	703	702,155
Mortgage Insurance-Linked Notes,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.048%(c)	11/26/29	652	638,757
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.098%(c)	02/25/29	704	693,078
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.898%(c)	06/25/29	2,247	2,229,198
Series 2020-02, Class M1B, 144A
—%(p)	10/25/30	1,203	1,203,028
			14,083,937
United States — 3.0%
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/25/31	530	527,387
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.298%(c)	09/25/31	372	370,265
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	06/25/39	1,094	1,086,399
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.148%(c)	07/25/39	594	589,295
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	09/25/39	1,024	1,015,898
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	10/25/39	713	708,962
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.198%(c)	01/25/40	1,120	1,097,413
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/40	784	782,070
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
5.148%(c)	11/25/24	1,013	1,035,705

A9

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
4.448%(c)	02/25/25	782	$ 794,276
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
4.148%(c)	05/25/25	565	571,838
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
4.148%(c)	05/25/25	698	706,710
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
5.148%(c)	07/25/25	402	411,173
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.148%(c)	07/25/25	1,149	1,176,578
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.698%(c)	04/25/28	1,340	1,375,684
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
6.898%(c)	08/25/28	467	484,416
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.098%(c)	08/25/28	191	203,988
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.148%(c)	09/25/28	812	859,106
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900% (Cap N/A, Floor 0.000%)
6.048%(c)	10/25/28	747	788,696
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
4.598%(c)	01/25/29	446	460,336
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
4.498%(c)	05/25/29	345	356,264
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.698%(c)	07/25/29	689	708,575
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.798%(c)	09/25/29	1,313	1,327,970
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.698%(c)	07/25/30	211	195,505
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700% (Cap N/A, Floor 4.700%)
4.848%(c)	04/25/28	379	394,184
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
4.948%(c)	05/25/28	395	404,174
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
3.948%(c)	03/25/29	568	587,567
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350% (Cap N/A, Floor 0.000%)
6.498%(c)	09/25/28	203	211,029
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.598%(c)	10/25/29		2,097	$ 2,157,986
Series 2017-DNA03, Class M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.648%(c)	03/25/30		2,177	2,196,211
Series 2017-HQA01, Class M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.698%(c)	08/25/29		1,074	1,105,195
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.498%(c)	04/25/30		1,721	1,731,166
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.848%(c)	01/25/50		280	273,907
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.198%(c)	07/25/49		184	179,910
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.098%(c)	10/25/49		840	830,590
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.398%(c)	11/25/24		351	321,277
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.146%(c)	03/27/24		1,053	947,681
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.896%(c)	05/27/23		1,291	1,212,418
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.846%(c)	10/27/22		148	142,633
				30,330,437

Total Residential Mortgage-Backed Securities (cost $44,739,714)				44,414,374
Sovereign Bonds — 36.6%
Australia — 3.2%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 144
3.750%	04/21/37	AUD	8,535	8,333,165
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	9,106	7,916,034
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	16,910	15,504,728
				31,753,927

A10

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Austria — 0.7%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	3,955	$ 5,009,965
0.750%	02/20/28	EUR	1,980	2,539,823
				7,549,788
Bahrain — 0.2%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		1,588	1,552,816
7.375%	05/14/30		260	285,530
				1,838,346
Belgium — 0.5%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	3,220	4,971,611
Brazil — 0.1%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
3.875%	06/12/30		1,447	1,447,206
Canada — 4.4%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
2.250%	12/15/25	CAD	13,720	11,170,255
Canadian Government Bond,
Bonds, Series 0001
1.250%	03/01/25	CAD	11,150	8,715,402
1.500%	06/01/30	CAD	30,370	24,270,986
Province of Ontario,
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	200	163,320
				44,319,963
Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
1.625%	01/30/25	EUR	1,073	1,335,267
Colombia — 0.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.125%	04/15/31		758	773,947
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	5,202,600	1,422,064
				2,196,011
Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.950%	01/25/27		1,055	1,131,452
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		625	670,292
				1,801,744
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/28	EUR	1,960	$ 2,476,660
France — 0.1%
French Republic Government Bond OAT,
Bonds, 144A
1.500%	05/25/50	EUR	770	1,184,423
Germany — 1.5%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
—%(p)	05/15/35	EUR	1,100	1,352,245
—%(p)	08/15/50	EUR	5,890	7,105,871
Bonds, Series 03
4.750%	07/04/34	EUR	3,260	6,636,632
				15,094,748
Indonesia — 0.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	225	292,819
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		2,984	3,435,328
				3,728,147
Italy — 4.3%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes
0.350%	02/01/25	EUR	4,225	4,994,607
1.750%	07/01/24	EUR	2,100	2,615,728
1.850%	05/15/24	EUR	12,550	15,668,499
Sr. Unsec’d. Notes, 144A
1.800%	03/01/41	EUR	9,957	12,235,711
1.850%	07/01/25	EUR	6,175	7,782,096
				43,296,641
Ivory Coast — 0.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	685	727,120
6.625%	03/22/48	EUR	275	273,520
				1,000,640
Japan — 8.8%
Japan Government Ten Year Bond,
Bonds, Series 358
0.100%	03/20/30	JPY	2,902,100	27,790,587
Bonds, Series 359
0.100%	06/20/30	JPY	2,651,650	25,361,942
Japan Government Thirty Year Bond,
Bonds, Series 62
0.500%	03/20/49	JPY	965,050	8,993,502
Bonds, Series 65
0.400%	12/20/49	JPY	268,150	2,416,897
Japan Government Twenty Year Bond,
Bonds, Series 159
0.600%	12/20/36	JPY	413,550	4,108,415

A11

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Bonds, Series 169
0.300%	06/20/39	JPY	378,800	$ 3,544,571
Bonds, Series 171
0.300%	12/20/39	JPY	658,350	6,148,077
Japan Government Two Year Bond,
Bonds, Series 416
0.100%	09/01/22	JPY	1,058,850	10,088,115
				88,452,106
Malaysia — 0.4%
Malaysia Government Bond,
Bonds, Series 310
4.498%	04/15/30	MYR	15,370	4,231,822
Mexico — 0.1%
Mexican Bonos,
Bonds, Series M
8.000%	11/07/47	MXN	28,110	1,403,776
Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/28/21		920	923,459
Peru — 0.4%
Peru Government Bond,
Sr. Unsec’d. Notes
5.940%	02/12/29	PEN	7,427	2,413,985
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.392%	01/23/26		2,004	2,104,517
				4,518,502
Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,306	1,402,173
Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.500%	02/03/27		904	943,273
Senegal — 0.1%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.250%	07/30/24		576	593,039
6.250%	05/23/33		264	260,633
				853,672
South Africa — 1.5%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	252,540	13,759,373
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		1,270	1,185,629
				14,945,002
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Korea — 2.2%
Korea Treasury Bond,
Bonds, Series 2503
1.500%	03/10/25	KRW	25,746,020	$ 22,419,929
Spain — 1.2%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
1.200%	10/31/40	EUR	4,510	5,666,293
2.350%	07/30/33	EUR	1,631	2,369,711
4.200%	01/31/37	EUR	1,974	3,614,058
				11,650,062
Sweden — 0.5%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, Series 2410, MTN
1.000%	10/02/24	SEK	41,300	4,782,321
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25		651	691,113
United Kingdom — 4.8%
United Kingdom Gilt,
Bonds
0.625%	10/22/50	GBP	3,825	4,734,181
1.750%	09/07/37	GBP	13,635	20,758,195
1.750%	01/22/49	GBP	13,888	22,406,119
				47,898,495

Total Sovereign Bonds (cost $355,127,020)				369,110,827
U.S. Government Agency Obligations — 6.1%
Federal Home Loan Mortgage Corp.
2.500%	05/01/50		3,609	3,838,229
2.500%	07/01/50		1,634	1,745,879
3.500%	11/01/49		1,710	1,831,349
3.500%	01/01/50		1,787	1,961,856
4.000%	12/01/48		4,084	4,410,856
4.500%	11/01/48		4,443	4,849,794
Federal National Mortgage Assoc.
2.000%	TBA		11,792	12,189,980
2.500%	07/01/50		5,620	6,069,615
3.500%	02/01/42		424	467,603
3.500%	11/01/42		704	776,968
3.500%	11/01/42		3,774	4,149,811
3.500%	01/01/43		694	764,778
3.500%	04/01/43		250	276,733
3.500%	04/01/43		2,433	2,683,883
3.500%	03/01/48		2,915	3,160,419
3.500%	01/01/50		2,899	3,139,514
4.500%	09/01/48		2,560	2,808,049
Government National Mortgage Assoc.
3.000%	TBA		6,077	6,362,620

Total U.S. Government Agency Obligations (cost $59,791,810)				61,487,936

A12

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 7.9%
U.S. Treasury Bonds
1.125%	05/15/40	915	$ 900,846
1.125%	08/15/40(a)	26,060	25,575,447
3.000%	02/15/48(h)	18,800	25,547,437
3.000%	08/15/48(h)	3,805	5,185,502
4.500%	08/15/39(h)	2,660	4,204,878
4.625%	02/15/40	2,130	3,428,967
U.S. Treasury Inflation Indexed Bonds, TIPS
2.125%	02/15/40	3,794	5,807,434
U.S. Treasury Notes
0.250%	06/30/25	8,465	8,459,709

Total U.S. Treasury Obligations (cost $80,404,717)			79,110,220

Total Long-Term Investments (cost $895,883,114)			918,208,470

	Shares
Short-Term Investments — 15.6%
Affiliated Mutual Funds — 8.6%
PGIM Core Ultra Short Bond Fund(w)	39,766,131	39,766,131
PGIM Institutional Money Market Fund (cost $46,829,614; includes $46,823,952 of cash collateral for securities on loan)(b)(w)	46,838,495	46,829,127

Total Affiliated Mutual Funds (cost $86,595,745)		86,595,258

		Principal Amount (000)#
Foreign Treasury Obligations(n) — 7.0%
Japan
Japan Treasury Bills
(0.129)%	12/07/20	JPY	4,290,350	40,690,826
(0.084)%	11/24/20	JPY	3,186,500	30,219,221

Total Foreign Treasury Obligations (cost $70,447,178)				70,910,047

Total Short-Term Investments (cost $157,042,923)				157,505,305

TOTAL INVESTMENTS—106.7% (cost $1,052,926,037)				1,075,713,775

Liabilities in excess of other assets(z) — (6.7)%				(67,719,780)

Net Assets — 100.0%				$ 1,007,993,995

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BROIS	Brazil Overnight Index Swap
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,932,553 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,744,921; cash collateral of $46,823,952 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.

A13

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,533,415. The aggregate value of $1,157,728 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate quoted represents yield to maturity as of purchase date.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
324	3 Year Australian Treasury Bonds	Dec. 2020	$27,222,703	$ 73,903
130	5 Year Euro-Bobl	Dec. 2020	20,602,409	22,715
277	5 Year U.S. Treasury Notes	Dec. 2020	34,910,656	(28,556)
1	10 Year Japanese Bonds	Dec. 2020	1,442,279	3,455
				71,517
Short Positions:
302	10 Year Australian Treasury Bonds	Dec. 2020	32,314,787	(300,583)
16	10 Year Euro-Bund	Dec. 2020	3,273,856	(15,178)
57	10 Year U.K. Gilt	Dec. 2020	10,010,884	6,558
56	10 Year U.S. Treasury Notes	Dec. 2020	7,813,750	(12,562)
140	10 Year U.S. Ultra Treasury Notes	Dec. 2020	22,389,063	(39,615)
				(361,380)
				$(289,863)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/20	HSBC Bank USA, N.A.	BRL	54,075	$ 9,586,572	$ 9,628,221	$ 41,649	$ —
Expiring 10/02/20	Morgan Stanley Capital Services LLC	BRL	54,001	9,675,842	9,615,027	—	(60,815)
British Pound,
Expiring 11/19/20	Morgan Stanley Capital Services LLC	GBP	710	907,202	916,905	9,703	—
Canadian Dollar,
Expiring 10/09/20	JPMorgan Chase Bank, N.A.	CAD	14,215	10,846,387	10,675,886	—	(170,501)
Euro,
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	20,005	23,613,875	23,462,679	—	(151,196)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	14,914	17,428,241	17,491,092	62,851	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	8,106	9,556,926	9,506,661	—	(50,265)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	4,499	5,333,496	5,276,953	—	(56,543)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	3,045	3,624,180	3,571,198	—	(52,982)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	1,548	1,834,978	1,815,522	—	(19,456)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	681	807,153	798,659	—	(8,494)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	657	784,043	770,819	—	(13,224)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	626	740,611	734,342	—	(6,269)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	457	541,082	536,338	—	(4,744)
A14

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	451	$ 536,750	$ 529,171	$ —	$ (7,579)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	346	406,845	405,423	—	(1,422)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	190	225,209	223,359	—	(1,850)
Indian Rupee,
Expiring 10/15/20	Goldman Sachs International	INR	876,176	11,542,177	11,894,862	352,685	—
Indonesian Rupiah,
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	IDR	134,889,380	9,109,839	9,069,515	—	(40,324)
Japanese Yen,
Expiring 10/08/20	JPMorgan Chase Bank, N.A.	JPY	910,244	8,586,693	8,631,498	44,805	—
Expiring 10/08/20	Morgan Stanley Capital Services LLC	JPY	822,879	7,763,316	7,803,056	39,740	—
Mexican Peso,
Expiring 10/08/20	Credit Suisse International	MXN	220,391	10,440,947	9,957,756	—	(483,191)
Expiring 10/08/20	Goldman Sachs International	MXN	174,456	7,765,605	7,882,286	116,681	—
Expiring 10/08/20	JPMorgan Chase Bank, N.A.	MXN	178,473	7,916,047	8,063,806	147,759	—
New Taiwanese Dollar,
Expiring 11/18/20	HSBC Bank USA, N.A.	TWD	270,734	9,516,139	9,417,364	—	(98,775)
Expiring 11/18/20	HSBC Bank USA, N.A.	TWD	116,029	4,051,760	4,036,013	—	(15,747)
New Zealand Dollar,
Expiring 10/27/20	Citibank, N.A.	NZD	11,175	7,300,139	7,392,560	92,421	—
Expiring 10/27/20	Citibank, N.A.	NZD	8,042	5,268,438	5,320,071	51,633	—
Norwegian Krone,
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	NOK	71,154	8,055,204	7,628,590	—	(426,614)
South African Rand,
Expiring 11/27/20	BNP Paribas	ZAR	85,415	4,975,996	5,064,630	88,634	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	ZAR	98,425	5,784,021	5,836,056	52,035	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	ZAR	87,477	5,285,166	5,186,941	—	(98,225)
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	ZAR	18,284	1,081,619	1,084,171	2,552	—
South Korean Won,
Expiring 11/10/20	Standard Chartered Bank	KRW	9,034,523	7,592,159	7,748,327	156,168	—
Swedish Krona,
Expiring 10/16/20	Morgan Stanley Capital Services LLC	SEK	80,693	8,933,875	9,011,596	77,721	—
				$227,418,532	$226,987,353	1,337,037	(1,768,216)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/29/20	Bank of New York Mellon	AUD	1,029	$ 760,676	$ 737,256	$ 23,420	$ —
Expiring 10/29/20	JPMorgan Chase Bank, N.A.	AUD	25,304	18,139,226	18,124,921	14,305	—
Expiring 10/29/20	JPMorgan Chase Bank, N.A.	AUD	11,010	7,894,429	7,886,212	8,217	—
Expiring 10/29/20	UBS AG	AUD	6,228	4,464,219	4,461,003	3,216	—
Expiring 10/29/20	UBS AG	AUD	4,421	3,168,637	3,166,880	1,757	—
Brazilian Real,
Expiring 10/02/20	HSBC Bank USA, N.A.	BRL	54,075	9,720,907	9,628,221	92,686	—
Expiring 10/02/20	Morgan Stanley Capital Services LLC	BRL	54,001	9,573,436	9,615,027	—	(41,591)
British Pound,
Expiring 11/19/20	BNP Paribas	GBP	855	1,098,398	1,103,543	—	(5,145)
Expiring 11/19/20	Morgan Stanley Capital Services LLC	GBP	41,148	53,496,347	53,107,818	388,529	—
Canadian Dollar,
Expiring 10/09/20	Credit Suisse International	CAD	13,205	10,021,884	9,917,343	104,541	—
Expiring 10/09/20	JPMorgan Chase Bank, N.A.	CAD	64,107	47,805,393	48,145,363	—	(339,970)
Colombian Peso,
Expiring 11/13/20	BNP Paribas	COP	5,699,271	1,466,239	1,485,843	—	(19,604)
A15

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	197,688	$232,293,124	$231,850,555	$ 442,569	$ —
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	4,157	4,922,891	4,875,349	47,542	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	2,515	2,975,045	2,949,345	25,700	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	1,887	2,221,467	2,213,537	7,930	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	1,532	1,780,886	1,796,764	—	(15,878)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	1,152	1,349,902	1,350,932	—	(1,030)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	737	863,615	864,909	—	(1,294)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	692	812,607	812,051	556	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	571	673,439	669,397	4,042	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	536	625,786	629,162	—	(3,376)
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	324	379,903	379,440	463	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	EUR	203	240,208	238,056	2,152	—
Indian Rupee,
Expiring 10/15/20	HSBC Bank USA, N.A.	INR	873,387	11,810,666	11,857,004	—	(46,338)
Indonesian Rupiah,
Expiring 10/15/20	BNP Paribas	IDR	135,466,136	8,993,304	9,108,294	—	(114,990)
Japanese Yen,
Expiring 10/08/20	Bank of New York Mellon	JPY	163,036	1,541,475	1,546,007	—	(4,532)
Expiring 10/08/20	Citibank, N.A.	JPY	15,954,459	151,352,770	151,290,152	62,618	—
Expiring 10/08/20	Citibank, N.A.	JPY	272,366	2,572,419	2,582,745	—	(10,326)
Expiring 10/08/20	Goldman Sachs International	JPY	1,060,198	10,049,231	10,053,462	—	(4,231)
Expiring 10/08/20	JPMorgan Chase Bank, N.A.	JPY	1,074,612	10,118,148	10,190,144	—	(71,996)
Malaysian Ringgit,
Expiring 10/27/20	Goldman Sachs International	MYR	17,887	4,215,686	4,302,641	—	(86,955)
Mexican Peso,
Expiring 10/08/20	Credit Suisse International	MXN	222,610	10,247,372	10,058,022	189,350	—
Expiring 10/08/20	Credit Suisse International	MXN	179,180	8,146,285	8,095,757	50,528	—
Expiring 10/08/20	Goldman Sachs International	MXN	22,806	1,006,757	1,030,423	—	(23,666)
Expiring 10/08/20	JPMorgan Chase Bank, N.A.	MXN	173,907	8,054,492	7,857,497	196,995	—
New Taiwanese Dollar,
Expiring 11/18/20	Bank of America, N.A.	TWD	234,486	8,048,850	8,156,473	—	(107,623)
Expiring 11/18/20	Standard Chartered Bank	TWD	148,601	5,096,505	5,169,030	—	(72,525)
New Zealand Dollar,
Expiring 10/27/20	Credit Suisse International	NZD	19,798	13,008,224	13,097,182	—	(88,958)
Expiring 10/27/20	HSBC Bank USA, N.A.	NZD	19,220	12,680,719	12,714,905	—	(34,186)
Norwegian Krone,
Expiring 10/16/20	Morgan Stanley Capital Services LLC	NOK	71,169	7,836,890	7,630,160	206,730	—
Peruvian Nuevo Sol,
Expiring 11/13/20	Citibank, N.A.	PEN	6,277	1,757,056	1,741,669	15,387	—
South African Rand,
Expiring 11/27/20	Bank of America, N.A.	ZAR	441,807	26,421,485	26,196,749	224,736	—
Expiring 11/27/20	BNP Paribas	ZAR	53,084	3,104,916	3,147,588	—	(42,672)
Expiring 11/27/20	BNP Paribas	ZAR	29,620	1,729,832	1,756,306	—	(26,474)
South Korean Won,
Expiring 11/10/20	Bank of America, N.A.	KRW	25,746,020	21,698,218	22,080,698	—	(382,480)
Expiring 11/10/20	Citibank, N.A.	KRW	9,441,723	8,079,364	8,097,555	—	(18,191)
Swedish Krona,
Expiring 10/16/20	Morgan Stanley Capital Services LLC	SEK	45,743	4,999,038	5,108,438	—	(109,400)
				$759,318,366	$758,877,828	2,113,969	(1,673,431)
						$3,451,006	$(3,441,647)
A16

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/15/20	Buy	EUR	8,432	GBP	7,595	$ 88,900	$—	JPMorgan Chase Bank, N.A.
10/15/20	Buy	EUR	8,715	GBP	7,887	43,925	—	Credit Suisse International
						$132,825	$—
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Australia Series 33.V1	06/20/25	1.000%(Q)	13,600	$(120,406)	$(205,494)	$(85,088)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	13,953	0.846%	$191,183	$102,695	$(88,488)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	3,736	*	$(1,245,776)	$(271,410)	$ (974,366)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(191,402)	(44,460)	(146,942)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%(M)	8,385	*	(1,070,878)	25,270	(1,096,148)	Goldman Sachs International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	5,081	*	(1,694,269)	(65,741)	(1,628,528)	Morgan Stanley Capital Services LLC
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(632,225)	(117,811)	(514,414)	Credit Suisse International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,185	*	(395,141)	(71,116)	(324,025)	Credit Suisse International
					$(5,229,691)	$(545,268)	$(4,684,423)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A17

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	35,566	01/02/23	3.975%(T)	1 Day BROIS(2)(T)	$—	$ (55,786)	$ (55,786)
BRL	32,543	01/02/23	4.053%(T)	1 Day BROIS(2)(T)	—	(41,805)	(41,805)
BRL	32,735	01/02/23	4.175%(T)	1 Day BROIS(2)(T)	—	(27,884)	(27,884)
BRL	35,556	01/02/23	4.590%(T)	1 Day BROIS(2)(T)	—	17,613	17,613
CAD	23,238	05/22/24	1.980%(S)	3 Month CDOR(2)(S)	—	930,309	930,309
CNH	220,870	11/22/24	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	324,056	324,056
CNH	62,510	01/06/25	2.983%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	149,602	149,602
CNH	15,820	02/04/25	2.605%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(4,131)	(4,131)
CNH	60,260	05/06/25	1.780%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(336,783)	(336,783)
CNH	85,660	07/01/25	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(159,001)	(159,001)
CNH	135,908	07/16/25	2.598%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(27,581)	(27,581)
CNH	135,772	07/21/25	2.568%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(58,312)	(58,312)
CNH	73,730	08/04/25	2.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(25,115)	(25,115)
CNH	72,940	09/29/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(26,607)	(26,607)
EUR	6,800	09/30/50	(0.017)%(A)	6 Month EURIBOR(2)(S)	—	(13,154)	(13,154)
EUR	6,800	09/30/50	0.122%(A)	6 Month EURIBOR(1)(S)	—	(329,657)	(329,657)
	30,340	10/01/25	0.329%(S)	3 Month LIBOR(1)(Q)	—	27,811	27,811
					$—	$ 343,575	$ 343,575

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18